PIMCO Funds

Supplement Dated August 31, 2017 to the

Asset Allocation Funds Prospectus dated July 28, 2017,

as supplemented from time to time (the “Prospectus”);

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (the “Funds”)

PIMCO All Asset Fund

Effective October 2, 2017, the supervisory and administrative fee for Class D shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will increase by 0.05%. This supervisory and administrative fee increase will result in the Management Fees increasing by 0.05% for Class D shares of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO All Asset All Authority Fund

Effective October 2, 2017, the supervisory and administrative fee for Class D shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will increase by 0.05%. This supervisory and administrative fee increase will result in the Management Fees increasing by 0.05% for Class D shares of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated August 31, 2017 to the

Bond Funds Prospectus dated July 28, 2017,

as supplemented from time to time (the “Prospectus”);

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Total Return Fund and PIMCO Unconstrained Bond Fund

(the “Funds”)

PIMCO Total Return Fund

Effective October 2, 2017, the supervisory and administrative fee for Class D shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will increase by 0.05%, and the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. These supervisory and administrative fee changes will result in the Management Fees increasing by 0.05% for Class D shares of the Fund and decreasing by 0.05% for Class A shares of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO Unconstrained Bond Fund

Effective October 2, 2017, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. In addition, effective October 2, 2017, the supervisory and administrative fee for each share class of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. These advisory fee and supervisory and administrative fee reductions will result in the Fund’s Management Fees decreasing by 0.10% for each share class of the Fund. In addition, effective October 2, 2017, Pacific Investment Management Company LLC has contractually agreed, through July 31, 2019, to reduce its advisory fee by 0.01% of the average daily net assets of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee,” “Management of the Funds—Management Fees—Advisory Fee” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Advisory Fee Rates” and “Management of the Trust—Supervisory and Administrative Fee Rates” sections.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated August 31, 2017 to the

Credit Bond Funds Prospectus dated July 28, 2017,

as supplemented from time to time (the “Prospectus”);

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Income Fund (the “Fund”)

Effective October 2, 2017, the supervisory and administrative fee for Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will increase by 0.05%, and the supervisory and administrative fee for Class D shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will increase by 0.11%. These supervisory and administrative fee increases will result in the Management Fees increasing by 0.05% for Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the Fund and by 0.11% for Class D shares of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_083117

PIMCO Funds

Supplement Dated August 31, 2017 to the International Bond Funds Prospectus

dated July 28, 2017, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund

(the “Funds”)

PIMCO Emerging Markets Corporate Bond Fund

Effective October 2, 2017, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Management Fees decreasing by 0.05% for each share class of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Advisory Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Advisory Fee Rates” section.

PIMCO Emerging Markets Full Spectrum Bond Fund

Effective October 2, 2017, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Management Fees decreasing by 0.05% for each share class of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Advisory Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Advisory Fee Rates” section.

PIMCO Global Advantage® Strategy Bond Fund

Effective immediately, the Fund’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Pramol Dhawan.

Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Pramol Dhawan. Mr. Balls is CIO Global and a Managing Director of PIMCO and he has managed the Fund since October 2011. Mr. Gupta is a Managing Director of PIMCO and he has managed the Fund since September 2014. Mr. Dhawan is an Executive Vice President of PIMCO and he has managed the Fund since August 2017.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Local Bond	Pramol Dhawan	10/16

Executive Vice President, PIMCO. Mr. Dhawan is an executive vice president and portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas at Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an undergraduate degree in computer science and management studies from the University of Nottingham.

PIMCO Emerging Markets Currency		10/16
PIMCO Emerging Markets Full Spectrum Bond		5/17
PIMCO Global Advantage® Strategy Bond Fund		8/17
PIMCO Foreign Bond (Unhedged) PIMCO Foreign Bond (U.S. Dollar-Hedged) PIMCO Global Advantage® Strategy Bond PIMCO Global Bond (Unhedged) PIMCO Global Bond (U.S. Dollar-Hedged)	Andrew Balls	9/14 9/14 10/11 9/14 9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

PIMCO Foreign Bond (Unhedged) PIMCO Foreign Bond (U.S. Dollar-Hedged) PIMCO Global Advantage® Strategy Bond PIMCO Global Bond (Unhedged) PIMCO Global Bond (U.S. Dollar-Hedged)	Sachin Gupta	9/14 9/14 9/14 9/14 9/14

Managing Director, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has investment experience since 1997 and holds an MBA from XLRI, India.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective August 31, 2017, the PIMCO Global Advantage® Strategy Bond Fund is jointly managed by Andrew Balls, Sachin Gupta and Pramol Dhawan.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Effective September 29, 2017, the Fund’s primary broad-based securities market index is the Bloomberg Barclays Global Aggregate (USD Unhedged) Index.

Accordingly, effective September 29, 2017, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective September 29, 2017, the Fund’s primary benchmark is the Bloomberg Barclays Global Aggregate (USD Unhedged) Index, which provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. Prior to September 29, 2017, the Fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. The Fund’s secondary benchmark index, PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund’s investment strategy more accurately than the Bloomberg Barclays Global Aggregate (USD Unhedged) Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

In addition, effective September 29, 2017, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following is added above the row relating to the Bloomberg Barclays U.S. Aggregate Index:

	1 Year	5 Years	Since Inception (02/05/2009)
Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	2.09%	0.21%	2.82%

Effective October 2, 2017, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Management Fees decreasing by 0.05% for each share class of the Fund.

Accordingly, effective October 2, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees—Management Fee” and “Management of the Funds—Management Fees—Advisory Fee” sections. In addition, effective October 2, 2017, in the SAI, corresponding changes are made to the “Management of the Trust—Advisory Fee Rates” section.

Investors Should Retain This Supplement For Future Reference

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